Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)
Communication Services (10.7%)
*	Facebook Inc. Class A	49,524,710	8,260,722
*	Alphabet Inc. Class C	6,162,669	7,166,013
*	Alphabet Inc. Class A	6,154,655	7,151,401
	Verizon Communications Inc.	85,115,277	4,573,244
	AT&T Inc.	150,337,465	4,382,337
	Walt Disney Co.	37,093,022	3,583,186
*	Netflix Inc.	8,919,047	3,349,102
	Comcast Corp. Class A	93,428,468	3,212,071
*	Charter Communications Inc. Class A	3,226,753	1,407,865
*	Activision Blizzard Inc.	15,810,653	940,418
*	Electronic Arts Inc.	6,008,818	601,903
*	T-Mobile US Inc.	6,514,837	546,595
*	Twitter Inc.	15,975,486	392,358
*	Take-Two Interactive Software Inc.	2,328,949	276,237
	Omnicom Group Inc.	4,480,457	245,977
	CenturyLink Inc.	20,176,466	190,869
	Fox Corp. Class A	7,171,069	169,452
	ViacomCBS Inc. Class B	11,108,267	155,627
*	Live Nation Entertainment Inc.	2,903,124	131,976
	Interpublic Group of Cos. Inc.	7,967,341	128,991
*	Discovery Inc. Class C	6,909,714	121,196
*	DISH Network Corp. Class A	5,274,790	105,443
	News Corp. Class A	10,424,911	93,563
	Fox Corp. Class B	3,467,640	79,340
*,^	Discovery Inc. Class A	3,258,674	63,349
	News Corp. Class B	14,719	132
			47,329,367
Consumer Discretionary (9.7%)
*	Amazon.com Inc.	8,570,791	16,710,643
	Home Depot Inc.	22,449,039	4,191,460
	McDonald's Corp.	15,498,324	2,562,648
	NIKE Inc. Class B	25,642,079	2,121,626
	Starbucks Corp.	24,304,485	1,597,777
	Lowe's Cos. Inc.	15,773,547	1,357,314
	TJX Cos. Inc.	24,956,259	1,193,159
*	Booking Holdings Inc.	861,443	1,158,916
	Target Corp.	10,428,509	969,538
	Dollar General Corp.	5,238,977	791,138
	Ross Stores Inc.	7,444,061	647,410
	General Motors Co.	25,870,128	537,581
	eBay Inc.	15,735,748	473,017
*	O'Reilly Automotive Inc.	1,557,022	468,741
	Yum! Brands Inc.	6,223,608	426,504
	Marriott International Inc. Class A	5,583,497	417,701

* AutoZone Inc.	490,435	414,908
Hilton Worldwide Holdings Inc.	5,805,595	396,174
Ford Motor Co.	80,126,523	387,011
VF Corp.	6,737,583	364,368
* Dollar Tree Inc.	4,869,998	357,799
* Chipotle Mexican Grill Inc. Class A	526,145	344,309
Las Vegas Sands Corp.	6,953,327	295,308
Tiffany & Co.	2,221,083	287,630
Best Buy Co. Inc.	4,684,007	266,988
Aptiv plc	5,252,560	258,636
DR Horton Inc.	6,896,373	234,477
Garmin Ltd.	2,973,954	222,928
Lennar Corp. Class A	5,698,140	217,669
* Ulta Beauty Inc.	1,175,419	206,521
Tractor Supply Co.	2,434,865	205,868
Genuine Parts Co.	2,991,920	201,446
Hasbro Inc.	2,619,497	187,425
* NVR Inc.	71,490	183,666
* CarMax Inc.	3,382,261	182,067
Expedia Group Inc.	2,876,893	161,883
Darden Restaurants Inc.	2,525,645	137,547
Advance Auto Parts Inc.	1,426,650	133,135
* LKQ Corp.	6,312,551	129,470
MGM Resorts International	10,605,572	125,146
Wynn Resorts Ltd.	1,988,773	119,704
PulteGroup Inc.	5,246,028	117,091
Royal Caribbean Cruises Ltd.	3,540,129	113,886
Whirlpool Corp.	1,301,822	111,696
^ Carnival Corp.	8,248,866	108,638
Newell Brands Inc.	7,849,300	104,239
BorgWarner Inc.	4,253,493	103,658
* Mohawk Industries Inc.	1,224,492	93,355
Tapestry Inc.	5,685,194	73,623
Leggett & Platt Inc.	2,710,788	72,324
Ralph Lauren Corp.	1,024,722	68,482
Harley-Davidson Inc.	3,178,851	60,176
Hanesbrands Inc.	7,452,062	58,648
PVH Corp.	1,527,598	57,499
^ H&R Block Inc.	4,021,082	56,617
L Brands Inc.	4,783,749	55,300
* Norwegian Cruise Line Holdings Ltd.	4,381,888	48,025
Kohl's Corp.	3,225,049	47,053
* Under Armour Inc. Class A	3,872,891	35,669
^ Nordstrom Inc.	2,206,492	33,848
* Capri Holdings Ltd.	3,124,043	33,708
* Under Armour Inc. Class C	4,012,642	32,342
^ Macy's Inc.	6,365,117	31,253
Gap Inc.	4,383,063	30,857
Lennar Corp. Class B	76,975	2,226
Wyndham Hotels & Resorts Inc.	216	7
		43,197,476
Consumer Staples (7.7%)
Procter & Gamble Co.	51,322,850	5,645,514
Coca-Cola Co.	79,356,233	3,511,513
PepsiCo Inc.	28,697,007	3,446,511
Walmart Inc.	29,195,214	3,317,160
Costco Wholesale Corp.	9,092,108	2,592,433

Philip Morris International Inc.	32,019,942	2,336,175
Altria Group Inc.	38,446,301	1,486,718
Mondelez International Inc. Class A	29,632,326	1,483,987
Colgate-Palmolive Co.	17,638,302	1,170,478
Kimberly-Clark Corp.	7,055,081	902,133
Estee Lauder Cos. Inc. Class A	4,579,177	729,646
Walgreens Boots Alliance Inc.	15,427,975	705,830
General Mills Inc.	12,437,925	656,349
Constellation Brands Inc. Class A	3,446,471	494,086
Sysco Corp.	10,499,929	479,112
Kroger Co.	15,503,317	466,960
Clorox Co.	2,582,843	447,478
* Monster Beverage Corp.	7,856,207	441,990
Hershey Co.	3,052,435	404,448
Archer-Daniels-Midland Co.	11,455,897	403,018
McCormick & Co. Inc.	2,543,000	359,097
Tyson Foods Inc. Class A	6,074,171	351,512
Church & Dwight Co. Inc.	5,049,487	324,076
Kraft Heinz Co.	12,813,294	317,001
Kellogg Co.	5,123,388	307,352
Conagra Brands Inc.	10,011,420	293,735
Hormel Foods Corp.	5,726,586	267,088
JM Smucker Co.	2,346,342	260,444
Brown-Forman Corp. Class B	3,749,330	208,125
Lamb Weston Holdings Inc.	3,004,079	171,533
Campbell Soup Co.	3,479,656	160,621
Molson Coors Beverage Co. Class B	3,868,883	150,925
Coty Inc. Class A	6,095,382	31,452
		34,324,500
Energy (2.6%)
Exxon Mobil Corp.	87,078,531	3,306,372
Chevron Corp.	38,914,950	2,819,777
ConocoPhillips	22,581,059	695,497
Kinder Morgan Inc.	40,086,441	558,003
Phillips 66	9,144,650	490,610
EOG Resources Inc.	11,972,512	430,053
Schlumberger Ltd.	28,485,520	384,270
Valero Energy Corp.	8,450,671	383,322
Williams Cos. Inc.	24,940,698	352,911
Marathon Petroleum Corp.	13,359,499	315,551
Pioneer Natural Resources Co.	3,407,161	239,012
Occidental Petroleum Corp.	18,372,071	212,749
ONEOK Inc.	8,493,976	185,254
Hess Corp.	5,325,581	177,342
Concho Resources Inc.	4,133,796	177,133
Cabot Oil & Gas Corp.	8,401,132	144,415
Baker Hughes Co.	13,382,079	140,512
Halliburton Co.	18,065,657	123,750
Diamondback Energy Inc.	3,319,340	86,967
National Oilwell Varco Inc.	7,946,914	78,118
HollyFrontier Corp.	3,058,588	74,966
Noble Energy Inc.	9,851,404	59,503
TechnipFMC plc	8,657,134	58,349
Devon Energy Corp.	7,972,390	55,089
Marathon Oil Corp.	16,477,837	54,212
Helmerich & Payne Inc.	2,234,338	34,967

Apache Corp.	7,745,945	32,378
		11,671,082
Financials (10.8%)
* Berkshire Hathaway Inc.	39,216,363	7,169,928
JPMorgan Chase & Co.	61,248,812	5,514,230
Bank of America Corp.	164,610,223	3,494,675
Wells Fargo & Co.	79,206,877	2,273,237
Citigroup Inc.	44,929,963	1,892,450
CME Group Inc.	7,375,059	1,275,221
S&P Global Inc.	5,029,775	1,232,546
American Express Co.	13,811,083	1,182,367
BlackRock Inc.	2,427,072	1,067,839
Chubb Ltd.	9,325,832	1,041,602
Goldman Sachs Group Inc.	6,557,379	1,013,705
US Bancorp	29,247,414	1,007,573
Intercontinental Exchange Inc.	11,459,339	925,342
Marsh & McLennan Cos. Inc.	10,387,007	898,061
Progressive Corp.	12,030,319	888,319
PNC Financial Services Group Inc.	9,016,729	863,081
Truist Financial Corp.	27,596,541	851,077
Morgan Stanley	23,979,300	815,296
Aon plc	4,818,181	795,193
Charles Schwab Corp.	23,526,717	790,968
Moody's Corp.	3,341,474	706,722
Allstate Corp.	6,668,840	611,733
Bank of New York Mellon Corp.	17,269,033	581,621
Travelers Cos. Inc.	5,311,061	527,654
Aflac Inc.	15,103,251	517,135
MSCI Inc. Class A	1,742,943	503,641
MetLife Inc.	16,082,779	491,651
Capital One Financial Corp.	9,584,335	483,242
T. Rowe Price Group Inc.	4,809,119	469,610
Willis Towers Watson plc	2,645,961	449,416
American International Group Inc.	17,900,738	434,093
Prudential Financial Inc.	8,271,453	431,274
State Street Corp.	7,482,520	398,594
Northern Trust Corp.	4,359,753	328,987
Arthur J Gallagher & Co.	3,840,711	313,056
First Republic Bank	3,467,624	285,316
M&T Bank Corp.	2,715,306	280,844
Ameriprise Financial Inc.	2,606,957	267,161
Hartford Financial Services Group Inc.	7,415,942	261,338
MarketAxess Holdings Inc.	780,250	259,488
Cincinnati Financial Corp.	3,126,412	235,888
Discover Financial Services	6,448,656	230,024
Nasdaq Inc.	2,362,985	224,365
Fifth Third Bancorp	14,601,330	216,830
KeyCorp	20,273,151	210,233
Cboe Global Markets Inc.	2,283,208	203,776
* Berkshire Hathaway Inc. Class A	696	189,312
Synchrony Financial	11,607,309	186,762
Loews Corp.	5,267,957	183,483
Regions Financial Corp.	19,837,142	177,939
Huntington Bancshares Inc.	21,271,425	174,638
Citizens Financial Group Inc.	8,946,819	168,290
Principal Financial Group Inc.	5,309,242	166,392
Everest Re Group Ltd.	838,792	161,400

* SVB Financial Group	1,060,340	160,196
E*TRADE Financial Corp.	4,646,980	159,484
WR Berkley Corp.	2,987,462	155,856
Globe Life Inc.	2,050,607	147,582
Raymond James Financial Inc.	2,328,143	147,139
Assurant Inc.	1,158,230	120,560
Lincoln National Corp.	4,085,607	107,533
People's United Financial Inc.	9,126,670	100,850
Franklin Resources Inc.	5,744,254	95,872
Zions Bancorp NA	3,512,408	93,992
Comerica Inc.	2,970,180	87,145
Invesco Ltd.	7,666,168	69,609
Unum Group	4,249,415	63,784
		47,834,220
Health Care (15.3%)
Johnson & Johnson	54,163,810	7,102,500
UnitedHealth Group Inc.	19,497,692	4,862,334
Merck & Co. Inc.	52,396,384	4,031,378
Pfizer Inc.	113,891,552	3,717,420
Abbott Laboratories	36,372,685	2,870,169
Bristol-Myers Squibb Co.	48,243,485	2,689,092
Medtronic plc	27,584,632	2,487,582
Amgen Inc.	12,228,389	2,479,061
Eli Lilly & Co.	17,388,532	2,412,137
Thermo Fisher Scientific Inc.	8,252,521	2,340,415
AbbVie Inc.	30,434,145	2,318,778
Gilead Sciences Inc.	26,036,550	1,946,492
Danaher Corp.	13,155,982	1,820,919
CVS Health Corp.	26,773,633	1,588,480
Cigna Corp.	7,685,091	1,361,644
Becton Dickinson and Co.	5,565,958	1,278,890
* Vertex Pharmaceuticals Inc.	5,292,477	1,259,345
Allergan plc	6,756,039	1,196,495
Anthem Inc.	5,218,305	1,184,764
* Intuitive Surgical Inc.	2,378,528	1,177,871
* Biogen Inc.	3,713,521	1,174,884
Zoetis Inc.	9,802,422	1,153,647
Stryker Corp.	6,626,275	1,103,209
* Boston Scientific Corp.	28,683,447	935,941
Humana Inc.	2,725,419	855,836
Baxter International Inc.	10,506,617	853,032
* Illumina Inc.	3,025,249	826,256
* Edwards Lifesciences Corp.	4,292,379	809,629
* Regeneron Pharmaceuticals Inc.	1,643,787	802,645
* Centene Corp.	12,013,626	713,730
HCA Healthcare Inc.	5,444,098	489,152
Agilent Technologies Inc.	6,368,394	456,104
McKesson Corp.	3,325,020	449,742
ResMed Inc.	2,959,216	435,863
Zimmer Biomet Holdings Inc.	4,232,860	427,858
* IDEXX Laboratories Inc.	1,765,630	427,706
* Alexion Pharmaceuticals Inc.	4,553,766	408,883
Cerner Corp.	6,463,868	407,159
* IQVIA Holdings Inc.	3,713,474	400,535
* Mettler-Toledo International Inc.	501,096	346,012
Cardinal Health Inc.	6,017,556	288,482
Cooper Cos. Inc.	1,020,207	281,240

Teleflex Inc.	952,555	278,965
AmerisourceBergen Corp. Class A	3,092,750	273,708
* Incyte Corp.	3,677,935	269,335
* Align Technology Inc.	1,475,155	256,603
* Laboratory Corp. of America Holdings	1,997,100	252,413
STERIS plc	1,745,877	244,370
* Waters Corp.	1,325,323	241,275
Quest Diagnostics Inc.	2,771,868	222,581
* Hologic Inc.	5,518,304	193,692
* Varian Medical Systems Inc.	1,869,312	191,904
Dentsply Sirona Inc.	4,580,479	177,860
PerkinElmer Inc.	2,286,059	172,095
Universal Health Services Inc. Class B	1,653,712	163,850
* Mylan NV	10,611,647	158,220
* Henry Schein Inc.	3,022,581	152,701
* DaVita Inc.	1,847,175	140,496
* ABIOMED Inc.	929,892	134,983
Perrigo Co. plc	2,803,679	134,829
		67,833,191
Industrials (8.2%)
Union Pacific Corp.	14,286,518	2,014,970
Honeywell International Inc.	14,704,806	1,967,356
Lockheed Martin Corp.	5,108,431	1,731,503
Boeing Co.	11,002,934	1,640,978
3M Co.	11,834,284	1,615,498
United Technologies Corp.	16,696,315	1,574,963
General Electric Co.	179,732,320	1,427,075
United Parcel Service Inc. Class B	14,421,333	1,347,241
Caterpillar Inc.	11,373,318	1,319,760
Northrop Grumman Corp.	3,226,144	976,070
CSX Corp.	16,003,707	917,012
Deere & Co.	6,479,650	895,228
Illinois Tool Works Inc.	6,019,203	855,449
L3Harris Technologies Inc.	4,549,123	819,388
Norfolk Southern Corp.	5,366,154	783,458
Raytheon Co.	5,730,539	751,560
Waste Management Inc.	8,032,034	743,445
Roper Technologies Inc.	2,141,564	667,761
Eaton Corp. plc	8,507,158	660,921
General Dynamics Corp.	4,822,099	638,012
FedEx Corp.	4,939,451	598,958
Emerson Electric Co.	12,535,787	597,330
IHS Markit Ltd.	8,251,539	495,092
Verisk Analytics Inc.	3,371,759	469,956
PACCAR Inc.	7,117,506	435,093
Johnson Controls International plc	15,874,331	427,972
Cummins Inc.	3,152,812	426,639
^ Trane Technologies plc	4,930,446	407,206
Fastenal Co.	11,802,005	368,813
Rockwell Automation Inc.	2,377,969	358,859
Southwest Airlines Co.	9,744,199	346,991
Parker-Hannifin Corp.	2,643,291	342,914
AMETEK Inc.	4,704,578	338,824
Delta Air Lines Inc.	11,840,104	337,798
Fortive Corp.	6,081,657	335,647
TransDigm Group Inc.	1,024,865	328,152
Republic Services Inc.	4,335,010	325,386

	Stanley Black & Decker Inc.	3,127,861	312,786
	Cintas Corp.	1,725,177	298,835
	Equifax Inc.	2,491,200	297,574
*	Copart Inc.	4,209,499	288,435
	Kansas City Southern	2,039,183	259,343
	Old Dominion Freight Line Inc.	1,970,453	258,642
	Dover Corp.	2,989,649	250,951
	Xylem Inc.	3,708,352	241,525
	Expeditors International of Washington Inc.	3,504,496	233,820
	WW Grainger Inc.	897,886	223,125
	Jacobs Engineering Group Inc.	2,788,019	221,006
	IDEX Corp.	1,565,123	216,159
	Masco Corp.	5,850,147	202,240
	CH Robinson Worldwide Inc.	2,785,840	184,423
	Westinghouse Air Brake Technologies Corp.	3,749,742	180,475
	Ingersoll Rand Inc.	7,127,882	176,771
	Allegion plc	1,913,673	176,096
	JB Hunt Transport Services Inc.	1,754,731	161,839
*	United Rentals Inc.	1,547,312	159,218
	Huntington Ingalls Industries Inc.	841,261	153,286
*,^	United Airlines Holdings Inc.	4,482,469	141,422
	Arconic Inc.	7,977,527	128,119
	Textron Inc.	4,699,794	125,343
	Fortune Brands Home & Security Inc.	2,859,030	123,653
	Snap-on Inc.	1,128,331	122,785
	AO Smith Corp.	2,822,857	106,732
	Rollins Inc.	2,894,632	104,612
	Pentair plc	3,461,419	103,012
^	American Airlines Group Inc.	8,031,078	97,899
	Quanta Services Inc.	2,933,028	93,065
	Nielsen Holdings plc	7,329,245	91,909
	Robert Half International Inc.	2,421,696	91,419
	Alaska Air Group Inc.	2,537,354	72,238
	Flowserve Corp.	2,695,711	64,401
			36,252,436
Information Technology (25.3%)
	Microsoft Corp.	156,999,413	24,760,377
	Apple Inc.	85,955,102	21,857,523
	Visa Inc. Class A	35,229,350	5,676,153
	Intel Corp.	89,522,210	4,844,942
	Mastercard Inc. Class A	18,269,462	4,413,171
	Cisco Systems Inc.	87,304,328	3,431,933
	NVIDIA Corp.	12,594,841	3,320,000
*	Adobe Inc.	9,962,363	3,170,422
*	salesforce.com Inc.	18,254,394	2,628,268
*	PayPal Holdings Inc.	24,164,617	2,313,520
	Oracle Corp.	44,585,138	2,154,800
	Accenture plc Class A	13,069,707	2,133,760
	International Business Machines Corp.	18,226,016	2,021,812
	Broadcom Inc.	8,163,379	1,935,537
	Texas Instruments Inc.	19,237,752	1,922,429
	QUALCOMM Inc.	23,498,948	1,589,704
	Fidelity National Information Services Inc.	12,648,361	1,538,547
	Intuit Inc.	5,357,183	1,232,152
	Automatic Data Processing Inc.	8,904,841	1,217,114
*	Fiserv Inc.	11,753,440	1,116,459
*	ServiceNow Inc.	3,881,349	1,112,317

* Advanced Micro Devices Inc.	24,071,363	1,094,766
* Micron Technology Inc.	22,782,492	958,232
Global Payments Inc.	6,184,899	892,048
Applied Materials Inc.	19,010,797	871,075
Lam Research Corp.	2,985,522	716,525
* Autodesk Inc.	4,528,407	706,884
Analog Devices Inc.	7,579,580	679,509
HP Inc.	30,496,852	529,425
Cognizant Technology Solutions Corp. Class A	11,268,134	523,630
Motorola Solutions Inc.	3,525,768	468,645
KLA Corp.	3,247,416	466,784
Amphenol Corp. Class A	6,101,658	444,689
TE Connectivity Ltd.	6,882,671	433,471
Paychex Inc.	6,556,330	412,524
* ANSYS Inc.	1,761,357	409,463
Xilinx Inc.	5,174,670	403,314
* Synopsys Inc.	3,093,660	398,433
* VeriSign Inc.	2,126,519	382,965
* Cadence Design Systems Inc.	5,774,229	381,330
Citrix Systems Inc.	2,367,117	335,065
^ Microchip Technology Inc.	4,917,336	333,395
* FleetCor Technologies Inc.	1,785,780	333,119
Corning Inc.	15,826,376	325,074
* Keysight Technologies Inc.	3,860,151	323,017
Skyworks Solutions Inc.	3,506,055	313,371
* Akamai Technologies Inc.	3,324,954	304,200
* Fortinet Inc.	2,921,361	295,554
CDW Corp.	2,955,814	275,689
Maxim Integrated Products Inc.	5,572,487	270,879
Hewlett Packard Enterprise Co.	26,621,755	258,497
Western Digital Corp.	6,116,705	254,577
Leidos Holdings Inc.	2,739,984	251,120
Jack Henry & Associates Inc.	1,583,085	245,758
Seagate Technology plc	4,760,020	232,289
* Arista Networks Inc.	1,117,116	226,272
Broadridge Financial Solutions Inc.	2,358,312	223,639
NortonLifeLock Inc.	11,806,067	220,892
* Paycom Software Inc.	1,009,298	203,888
* Zebra Technologies Corp.	1,108,992	203,611
NetApp Inc.	4,693,137	195,657
* Qorvo Inc.	2,392,069	192,873
* Gartner Inc.	1,842,099	183,418
Western Union Co.	8,634,542	156,544
* F5 Networks Inc.	1,251,966	133,497
Juniper Networks Inc.	6,886,545	131,808
FLIR Systems Inc.	2,762,121	88,084
* IPG Photonics Corp.	732,412	80,770
Xerox Holdings Corp.	3,830,293	72,546
DXC Technology Co.	5,272,908	68,811
Alliance Data Systems Corp.	804,366	27,067
		112,325,633
Materials (2.4%)
Linde plc	11,055,135	1,912,538
Air Products & Chemicals Inc.	4,536,686	905,568
Ecolab Inc.	5,160,395	804,144
Sherwin-Williams Co.	1,690,785	776,950
Newmont Corp.	16,872,035	763,966

DuPont de Nemours Inc.	15,243,925	519,818
Dow Inc.	15,257,150	446,119
Ball Corp.	6,732,401	435,317
PPG Industries Inc.	4,865,677	406,771
Corteva Inc.	15,400,671	361,916
Vulcan Materials Co.	2,722,925	294,267
Amcor plc	33,329,345	270,634
LyondellBasell Industries NV Class A	5,281,039	262,098
International Paper Co.	8,066,226	251,102
Martin Marietta Materials Inc.	1,285,685	243,290
Nucor Corp.	6,244,829	224,939
FMC Corp.	2,668,415	217,983
Freeport-McMoRan Inc.	29,836,800	201,398
Celanese Corp.	2,486,539	182,487
Avery Dennison Corp.	1,719,793	175,195
Packaging Corp. of America	1,946,243	168,992
^ International Flavors & Fragrances Inc.	1,488,367	151,933
Westrock Co.	5,311,328	150,098
Eastman Chemical Co.	2,801,068	130,474
Albemarle Corp.	2,184,155	123,121
CF Industries Holdings Inc.	4,478,678	121,820
Sealed Air Corp.	3,185,482	78,713
Mosaic Co.	7,202,354	77,929
		10,659,580
Real Estate (3.0%)
American Tower Corp.	9,115,714	1,984,947
Crown Castle International Corp.	8,556,714	1,235,589
Prologis Inc.	15,193,519	1,221,103
Equinix Inc.	1,755,108	1,096,188
Digital Realty Trust Inc.	5,409,436	751,425
SBA Communications Corp.	2,317,125	625,554
Public Storage	3,091,983	614,099
Equity Residential	7,183,426	443,289
AvalonBay Communities Inc.	2,874,385	423,023
Welltower Inc.	7,699,620	352,489
Realty Income Corp.	7,050,579	351,542
Simon Property Group Inc.	6,314,431	346,410
Alexandria Real Estate Equities Inc.	2,524,210	345,968
Essex Property Trust Inc.	1,359,749	299,471
Boston Properties Inc.	2,958,000	272,816
Weyerhaeuser Co.	15,333,903	259,910
* CBRE Group Inc. Class A	6,887,444	259,726
Extra Space Storage Inc.	2,666,900	255,382
Duke Realty Corp.	7,562,192	244,864
Healthpeak Properties Inc.	10,185,422	242,922
Mid-America Apartment Communities Inc.	2,346,353	241,745
UDR Inc.	6,033,904	220,479
Ventas Inc.	7,666,605	205,465
Host Hotels & Resorts Inc.	14,745,285	162,788
Iron Mountain Inc.	5,914,181	140,757
Regency Centers Corp.	3,451,361	132,636
Vornado Realty Trust	3,258,102	117,976
Apartment Investment & Management Co.	3,065,585	107,755
Federal Realty Investment Trust	1,444,221	107,753
Kimco Realty Corp.	8,686,274	83,996

	SL Green Realty Corp.			1,679,875	72,403
					13,220,470
Utilities (3.6%)
	NextEra Energy Inc.			10,059,321	2,420,474
	Dominion Energy Inc.			16,939,642	1,222,873
	Duke Energy Corp.			15,005,072	1,213,610
	Southern Co.			21,582,538	1,168,479
	American Electric Power Co. Inc.			10,166,692	813,132
	Exelon Corp.			20,003,026	736,311
	Sempra Energy			5,800,939	655,448
	Xcel Energy Inc.			10,790,648	650,676
	WEC Energy Group Inc.			6,492,036	572,143
	Consolidated Edison Inc.			6,843,186	533,769
	Eversource Energy			6,664,173	521,205
	Public Service Enterprise Group Inc.			10,406,863	467,372
	FirstEnergy Corp.			11,117,070	445,461
	American Water Works Co. Inc.			3,720,789	444,858
	Edison International			7,377,377	404,206
	PPL Corp.			15,795,565	389,835
	Entergy Corp.			4,095,865	384,888
	DTE Energy Co.			3,952,907	375,408
	Ameren Corp.			5,063,078	368,744
	CMS Energy Corp.			5,840,772	343,145
	Evergy Inc.			4,689,948	258,182
	Atmos Energy Corp.			2,457,416	243,849
	Alliant Energy Corp.			4,944,271	238,759
	NiSource Inc.			7,688,692	191,987
	AES Corp.			13,672,303	185,943
	Pinnacle West Capital Corp.			2,313,238	175,320
	CenterPoint Energy Inc.			10,339,541	159,746
	NRG Energy Inc.			5,180,969	141,233
					15,727,056
Total Common Stocks (Cost $341,446,904)					440,375,011
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
1,2 Vanguard Market Liquidity Fund		0.943%		30,093,053	3,005,694

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	0.087%	9/24/20	7,250	7,246
3	United States Treasury Bill	1.543%	4/16/20	46,365	46,362
3	United States Treasury Bill	1.551%	5/14/20	2,600	2,600
3	United States Treasury Bill	1.551%	5/21/20	57,000	56,993
3	United States Treasury Bill	1.128%	6/4/20	14,000	13,997
					127,198
Total Temporary Cash Investments (Cost $3,135,380)					3,132,892
Total Investments (100.0%) (Cost $344,582,284)					443,507,903
Other Assets and Liabilities-Net (0.0%)3					133,607
Net Assets (100%)					443,641,510
Cost rounded to $000.

*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $332,899,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $359,277,000 was received for securities on loan.
3 Securities with a value of $127,198,000 and cash of $130,202,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2020	20,935	2,689,833	(52,582)

Over-the-Counter Total Return Swaps
			Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)

JPMorgan Chase & Co.	9/2/21	BOANA	232,220	(1.965)	—	(52,515)

JPMorgan Chase & Co.	9/2/21	BOANA	88,360	(1.062)	1,636	—

International Flavors &
Fragrances Inc.	2/2/21	GSI	71,855	(0.612)	933	—

Bank of America Corp.	2/2/21	GSI	43,960	(1.150)	—	(1,517)
Netflix Inc.	9/2/20	BOANA	36,903	(1.515)	604	—
Kroger Co.	2/2/21	GSI	31,770	(0.929)	—	(1,656)

JPMorgan Chase & Co.	9/2/21	BOANA	28,032	(1.175)	—	(1,041)
Welltower Inc.	2/2/21	GSI	25,201	(0.612)	4,551	—
Raymond James
Financial Inc.	9/2/20	BOANA	8,417	(1.150)	—	(1,428)
Raymond James
Financial Inc.	9/2/20	BOANA	7,233	(1.200)	—	(879)
Assurant Inc.	2/2/21	GSI	4,615	(0.812)	1,109	—
Assurant Inc.	2/2/21	GSI	2,920	(1.124)	722	—

500 Index Fund

Alliance Data Systems
Corp.	2/2/21	GSI	1,540	(1.359)	—	(195)
					9,555	(59,231)

1 Payment received/paid monthly.
BOANA—Bank of America NA.
GSI—Goldman Sachs International.
At March 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $11,031,000 and cash of $42,480,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

500 Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset(liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	440,375,011	—	—	440,375,011
Temporary Cash Investments	3,005,694	127,198	—	3,132,892
Total	443,380,705	127,198	—	443,507,903
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,583	—	—	1,583
Swap Contracts	—	9,555	—	9,555
Total	1,583	9,555	—	11,138

500 Index Fund

Liabilities
Futures Contracts[1]	46,820	—	—	46,820
Swap Contracts	—	59,231	—	59,231
Total	46,820	59,231	—	96,496
1 Represents variation margin on the last day of the reporting period.